Filed under Rule 497(k)

Registration No. 033-52742

SunAmerica Series Trust

Aggressive Growth Portfolio

(the “Portfolio”)

Supplement dated June 17, 2016 to the Portfolio’s

Summary Prospectus dated May 1, 2016, as amended

Thomas Pence, CFA, has announced his intention to retire from Wells Capital Management Incorporated by September 30, 2016. He will continue to serve as a portfolio manager of the Portfolio through August 31, 2016. After August 31, 2016, all references to Thomas Pence, CFA, in the Portfolio’s prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.